Subsequent Events (Details) - USD ($)				11 Months Ended
	Oct. 20, 2023	Jun. 20, 2023	Jun. 16, 2023	Dec. 31, 2022	Jan. 19, 2024	Nov. 20, 2023	Oct. 26, 2023	Oct. 02, 2023	Sep. 30, 2023	Mar. 21, 2023	Mar. 17, 2023
Subsequent Events (Details) [Line Items]
Public per share (in Dollars per share)				$ 0.25					$ 10	$ 0.1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repurchase of shares (in Shares)								10,000
Trust account	$ 100,000
Unsecured promissory note							$ 100,000
Aggregate deposited											$ 977,500
Public per share (in Dollars per share)				$ 10							$ 0.1
Outstanding principal amount payable				$ 10
Public shares, description			(i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date.
Monthly extension payment		$ 100,000		100,000
Unsecured promissory note				$ 100,000
Price per share (in Shares)				4,791,507
Subsequent Event [Member] | November Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note							100,000
Subsequent Event [Member] | December Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note							100,000
Subsequent Event [Member] | January Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note							100,000
Forecast [Member] | November Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Trust account deposit						$ 100,000
Forecast [Member] | December Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Trust account deposit							$ 100,000
Forecast [Member] | January Monthly Extension Payment [Member]
Subsequent Events (Details) [Line Items]
Trust account deposit					$ 100,000